Fair value of financial instrument - Summary of Fair Value for Financial Instruments Carried at Amortized Cost and Classified Using the Fair Value Hierarchy (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	$ 38,345	$ 36,471
Investment securities	249,004	222,866
Assets purchased under reverse repurchase agreements and securities borrowed	306,961	294,602
Deposits
Personal	294,732	270,154
Business and government	565,482	533,522
Bank	25,791	32,521
Deposits	886,005	836,197
Obligations related to assets sold under repurchase agreements and securities loaned	226,586	206,814
Subordinated debentures	9,815	9,131
Level 3 [member]
Loans
Fair value	2,954	2,967
Deposits
Financial liabilities	1,376	1,596
Fair value of financial instruments not measured at fair value [member] | Fair Value Always Approximates Carrying Value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	16,062	16,197
Assets purchased under reverse repurchase agreements and securities borrowed	48,784	57,099
Loans
Retail	66,647	65,847
Wholesale	6,596	8,889
Financial assets, excluding other financial assets	73,243	74,736
Other assets	49,761	45,559
Fair value	187,850	193,591
Deposits
Personal	195,583	184,887
Business and government	296,166	270,349
Bank	15,093	15,218
Deposits	506,842	470,454
Obligations related to assets sold under repurchase agreements and securities loaned	7,974	4,264
Other liabilities	50,601	46,195
Subordinated debentures	8
Financial liabilities	565,425	520,913
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	45,104	45,367
Assets purchased under reverse repurchase agreements and securities borrowed	12,110	18,391
Loans
Retail	357,769	328,204
Wholesale	178,049	159,198
Financial assets, excluding other financial assets	535,818	487,402
Other assets	614	646
Fair value	593,646	551,806
Deposits
Personal	81,770	70,228
Business and government	156,370	160,809
Bank	7,680	10,244
Deposits	245,820	241,281
Obligations related to assets sold under repurchase agreements and securities loaned		712
Other liabilities	10,423	9,534
Subordinated debentures	9,922	9,319
Financial liabilities	266,165	260,846
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 1 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	523	470
Loans
Fair value	523	470
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 2 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Investment securities	44,581	44,897
Assets purchased under reverse repurchase agreements and securities borrowed	12,110	18,391
Loans
Retail	352,717	323,114
Wholesale	173,274	154,781
Financial assets, excluding other financial assets	525,991	477,895
Other assets	469	480
Fair value	583,151	541,663
Deposits
Personal	81,179	69,606
Business and government	155,646	160,010
Bank	7,671	10,235
Deposits	244,496	239,851
Obligations related to assets sold under repurchase agreements and securities loaned		712
Other liabilities	445	406
Subordinated debentures	9,864	9,260
Financial liabilities	254,805	250,229
Fair value of financial instruments not measured at fair value [member] | Fair value may not approximate carrying value [member] | Level 3 [member]
Loans
Retail	5,052	5,090
Wholesale	4,775	4,417
Financial assets, excluding other financial assets	9,827	9,507
Other assets	145	166
Fair value	9,972	9,673
Deposits
Personal	591	622
Business and government	724	799
Bank	9	9
Deposits	1,324	1,430
Other liabilities	9,978	9,128
Subordinated debentures	58	59
Financial liabilities	11,360	10,617
Fair value of financial instruments not measured at fair value [member] | At fair value [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Interest-bearing deposits with banks	16,062	16,197
Investment securities	45,104	45,367
Assets purchased under reverse repurchase agreements and securities borrowed	60,894	75,490
Loans
Retail	424,416	394,051
Wholesale	184,645	168,087
Financial assets, excluding other financial assets	609,061	562,138
Other assets	50,375	46,205
Fair value	781,496	745,397
Deposits
Personal	277,353	255,115
Business and government	452,536	431,158
Bank	22,773	25,462
Deposits	752,662	711,735
Obligations related to assets sold under repurchase agreements and securities loaned	7,974	4,976
Other liabilities	61,024	55,729
Subordinated debentures	9,930	9,319
Financial liabilities	$ 831,590	$ 781,759